Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,341,869.40
Previously Paid Amount	0.00
Total Fee Amount	12,476.21
Total Offset Amount	0.00
Net Fee	$ 12,476.21